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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2000.
                                                      -----------------

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               (Please read instructions before preparing form.)
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If amended report check here: [_]

    Michael B. Elefante
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Name of Institutional Investment Manager

Hemenway & Barnes      60 State Street       Boston,      MA       02109
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Business Address          (Street)           (City)     (State)    (Zip)

   (617) 227-7940
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-------------------------------------- ATTENTION -------------------------------
          INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                         FEDERAL CRIMINAL VIOLATIONS.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
                             ------              -------------        ----
of February, 2001.
   --------------

                                     Michael B. Elefante
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                   13F File No.:      Name:                                           13F File No.:
1.  Lawrence Coolidge                      28-252          6.  State Street Boston Corp.                     28-399
---------------------------------      --------------     ------------------------------------------      -------------
2.  Timothy F. Fidgeon (17)*                               7.  Welch & Forbes, Inc.                          28-262
---------------------------------      --------------     ------------------------------------------      -------------
3.  Fiduciary Trust Co.                    28-471          8.
---------------------------------      --------------     ------------------------------------------      -------------
4.  Gannett, Welsh & Kotler               28-4145          9.
---------------------------------      --------------     ------------------------------------------      -------------
5.  Roy A. Hammer (14)*                   28-5798          10.
---------------------------------      --------------     ------------------------------------------      -------------

*   Refers to manager number on attached detail in Item 7.
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
                                                                                                                     PAGE:  1
AS OF:  DECEMBER 31, 2000                               FORM 13F                               SEC FILE # MICHAEL B. ELEFANTE

    ITEM 1:             ITEM 2:       ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:         ITEM 7:            ITEM 8:
NAME OF ISSUER      TITLE OF CLASS     CUSIP     FAIR MARKET   SHARES OR   INVESTMENT       MANAGERS       VOTING AUTHORITY
                                       NUMBER       VALUE      PRINCIPAL   DISCRETION                     (A)     (B)    (C)
                                                                AMOUNT     (A) (B) (C)                    SOLE   SHARED  NONE
AES CORP               COMMON STOCK    00130H105    660956       11936              xx                            11936
ABBOTT LABS            COMMON STOCK    002824100    213125        4400              xx                             4400
AMERICAN HOME
PRODUCTS               COMMON STOCK    026609107    855701       13465              xx                            13465
AMGEN INC              COMMON STOCK    031162100    601012        9400              xx                             9400
ANALOG DEVICES, INC.   COMMON STOCK    032654105    701269       13700              xx                            13100
                                                                                    xx  17                          600
ARVINMERITOR INC.      COMMON STOCK    043353101     51188        4500              xx                             4500
AUTOMATIC DATA
PROCESSING             COMMON STOCK    053015103    648954       10250              xx                            10250
AVERY DENNISON CORP    COMMON STOCK    053611109    425282        7750              xx                             7000
                                                                                    xx  17                          750
BP AMOCO PLC ADR       COMMON STOCK    055622104    950894       19862              xx                            17862
                                                                                    xx  17                         2000
BANKBOSTON CORP        COMMON STOCK    06605R106    396274        9136              xx                             9136
BERKSHIRE
HATHAWAY INC           CLASS B         084670207    430782         183              xx                              183
BOEING CO.             COMMON STOCK    097023105    190146        2881              xx                             2881
BRISTOL-MYERS
SQUIBB CO              COMMON STOCK    110122108    801477       10840              xx                            10840
CIGNA CORP             COMMON STOCK    125509109    327839        2478              xx                             2478
CAPITAL ONE
FINL COPR              COMMON STOCK    14040H105    256669        3900              xx                             3900
CISCO SYS INC          COMMON STOCK    17275R102    630437       16482              xx                            14582
                                                                                    xx  17                         1900
COCA COLA CO           COMMON STOCK    191216100     24375         400              xx                              400
COGNEX                 COMMON STOCK    192422103    332981       15050              xx                            14150
                                                                                    xx  17                          900


                                                                                                                     PAGE:  2
AS OF:  DECEMBER 31, 2000                               FORM 13F                               SEC FILE # MICHAEL B. ELEFANTE

    ITEM 1:             ITEM 2:       ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:         ITEM 7:            ITEM 8:
NAME OF ISSUER      TITLE OF CLASS     CUSIP     FAIR MARKET   SHARES OR   INVESTMENT       MANAGERS       VOTING AUTHORITY
                                       NUMBER       VALUE      PRINCIPAL   DISCRETION                     (A)     (B)    (C)
                                                                AMOUNT     (A) (B) (C)                    SOLE   SHARED  NONE
CONEXANT SYSTEMS INC   COMMON STOCK   207142100     617952       40192              xx                            40192
DEVRY INC              COMMON STOCK   251893103     407700       10800              xx                            10800
DOMINION RESOUR
-CES INC - VA          COMMON STOCK   25746U109     129779        1937              xx                             1937
DOW JONES & CO INC     COMMON STOCK   260561105    8978290      158557              xx                           158557
DOW JONES & CO INC     CLASS B        260561204    9688141      171093              xx                           171093
                       (RESTRICTED)
E I DU PONT DE
NEMOURS & CO           COMMON STOCK   263534109     773580       16012              xx                            16012
EMC CORP               COMMON STOCK   268648102    2104725       31650              xx                            28650
                                                                                    xx  17                         3000
EMERSON ELECTRIC CO    COMMON STOCK   291011104     591094        7500              xx                             6700
                                                                                    xx  17                          800
EXXON MOBIL CORP       COMMON STOCK   30231G102    1707105       19636              xx                            18436
                                                                                    xx  17                         1200
FPL GROUP INC          COMMON STOCK   302571184     229600        3200              xx                             3200
FUEL CELL ENERGY INC   COMMON STOCK   35952H106     740475       10800              xx                            10800
GENERAL ELECTRIC CO    COMMON STOCK   369604103    4367921       91117              xx                            87417
                                                                                    xx  17                         3700
GENERAL MILLS INC.     COMMON STOCK   370334104     222813        5000              xx                             5000
GENERAL MOTORS CORP    COMMON STOCK   370442105      27710         544              xx                              544
GILLETTE COMPANY       COMMON STOCK   375766102     218556        6050              xx                             5350
                                                                                    xx  17                          700

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
                                                                                                                     PAGE:  3
AS OF:  DECEMBER 31, 2000                               FORM 13F                               SEC FILE # MICHAEL B. ELEFANTE

    ITEM 1:             ITEM 2:       ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:         ITEM 7:            ITEM 8:
NAME OF ISSUER      TITLE OF CLASS     CUSIP     FAIR MARKET   SHARES OR   INVESTMENT       MANAGERS       VOTING AUTHORITY
                                       NUMBER       VALUE      PRINCIPAL   DISCRETION                     (A)     (B)    (C)
                                                                AMOUNT     (A) (B) (C)                    SOLE   SHARED  NONE
HELMERICH & PAYNE INC  COMMON STOCK   423452101    206213        4700               xx                             4700
HEWLETT- PACKARD CO    COMMON STOCK   428236103    550766       17450               xx                            16750
                                                                                    xx  17                          700
HONEYWELL
INTERNATIONAL INC      COMMON STOCK   438516106    283875        6000               xx                             6000
INTEL CORPORATION      COMMON STOCK   458140100   1975585       65716               xx                            60916
                                                                                    xx  17                         4800
INTERNATIONAL
BUSINESS MACHINES      COMMON STOCK   459200101    340000        4000               xx                             4000
JEFFERSON-PILOT CORP   COMMON STOCK   475070108   1176341       15737               xx                            14487
                                                                                    xx  17                         1250
JOHNSON & JOHNSON      COMMON STOCK   478160104   1941555       18480               xx                            16580
                                                                                    xx  17                         1900
KOPIN CORP             COMMON STOCK   500600101    225675       20400               xx                            18900
                                                                                    xx  17                         1500
LUCENT TECHNOLOGIES    COMMON STOCK   549463107     13500        1000               xx                             1000
MERCK & CO INC         COMMON STOCK   589331107   2429569       25950               xx                            24150
                                                                                    xx  17                         1800
MICROSOFT CORP         COMMON STOCK   594918104    674482       15550               xx                            14850
                                                                                    xx  17                          700
MINNESOTA MINING
& MFG CO.              COMMON STOCK   604059105    710950        5900               xx                             5300
                                                                                    xx  17                          600
ORACLE CORP            COMMON STOCK   68389X105    399550       13748               xx                            13748
PFIZER INC             COMMON STOCK   717081103    437000        9500               xx                             9100
                                                                                    xx  17                          400
PROCTER & GAMBLE
CO                     COMMON STOCK   742718109    407875        5200               xx                             5200


                                                                                                                     PAGE:  4
AS OF:  DECEMBER 31, 2000                               FORM 13F                               SEC FILE # MICHAEL B. ELEFANTE

    ITEM 1:             ITEM 2:       ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:         ITEM 7:            ITEM 8:
NAME OF ISSUER      TITLE OF CLASS     CUSIP     FAIR MARKET   SHARES OR   INVESTMENT       MANAGERS       VOTING AUTHORITY
                                       NUMBER       VALUE      PRINCIPAL   DISCRETION                     (A)     (B)    (C)
                                                                AMOUNT     (A) (B) (C)                    SOLE   SHARED  NONE
ROCKWELL INT'L
CORP (NEW)            COMMON STOCK    773903109     1859994      39055              xx                            39055
SDL INC               COMMON STOCK    784076101      400106       2700              xx                             2700
SCHLUMBERGER LTD      COMMON STOCK    806857108      383700       4800              xx                             4800
SEPRACOR INC          COMMON STOCK    817315104      967509      12075              xx                            10375
                                                                                    xx  17                         1700
STAPLES INC           COMMON STOCK    855030102        5906        500              xx                              500
STATE STREET CORP     COMMON STOCK    857477103       49684        400              xx                              400
WORLDCOM INC          COMMON STOCK    98157D106      203203      14450              xx                            13350
                                                                                    xx  17                         1100
AGGREGATE TOTAL                                  54,947,840